Consolidated Statements of Net Income (Loss) and Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue, net
Product sales, net	$ 21,694	$ 23,065	$ 21,744
Cost of goods sold	7,705	6,990	9,032
Gross profit	13,989	16,075	12,712
Expenses
Selling (Note 18)	8,306	7,935	10,312
General and administrative	4,131	4,193	2,697
Research and development	2,406	2,754	1,796
Total expense	14,843	14,882	14,805
Other income:
Other Income	0	(346)	(1,828)
Total Other income	0	(346)	(1,828)
Finance (income) costs:
Finance (income) expense, net	(65)	206	525
Foreign exchange loss (gain), net	108	(52)	(31)
Total Finance costs (income)	(43)	(154)	(494)
Net (loss) income before income taxes	(897)	1,385	(759)
Income tax recovery (expense)
Current	(25)	(20)	32
Deferred	0	0	0
(Expense) recovery	(25)	(20)	32
Net (loss) profit	(922)	1,365	(727)
Exchange differences on translation of foreign subsidiaries:	(531)	1,182	(143)
Item that will not be reclassified to profit and loss
Comprehensive Income (loss)	$ (1,453)	$ 2,547	$ (870)
Earnings (loss) per share
Basic	$ (0.09)	$ 0.13	$ (0.07)
Diluted	$ (0.09)	$ 0.13	$ (0.07)